Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information (Parent Company Only)

Note 25:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	2012	2011
($ in thousands)
Assets
Cash and cash equivalents	$601	$1,158
Investment in common stock of banking subsidiaries	71,136	68,915
Investment in nonbanking subsidiaries	1,427	(1,589)
Notes Receivable	-	2,000
Other assets	2,164	2,724
Total assets	$75,328	$73,208
Liabilities
Trust preferred securities	$20,000	$20,000
Borrowings from nonbanking subsidiaries	620	620
Notes Payable	750	1,500
Other liabilities & accrued interest payable	838	3,463
Total liabilities	22,208	25,583
Stockholders' Equity	53,120	47,625
Total liabilities and stockholders' equity	$75,328	$73,208

Condensed Statements of Income

($ in thousands)	2012	2011
Income
Interest income	$-	$121
Dividends from subsidiaries:
Banking subsidiaries	4,600	2,165
Nonbanking subsidiaries	119	-
Total	4,719	2,165
Other income	264	154
Total income	4,983	2,440
Expenses
Interest expense	1,881	1,406
Other expense	1,269	1,580
Total expenses	3,150	2,986
Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries	1,833	(546)
Income tax benefit	(987)	(642)
Income before equity in undistributed income of subsidiaries	2,820	96
Equity in undistributed income of subsidiaries
Banking subsidiaries	1,832	2,634
Nonbanking subsidiaries	304	(1,373)
Total	2,136	1,261
Net income	$4,956	$1,357
Comprehensive income	$5,301	1,820

In December of 2011, the Company executed a transaction between two of its affiliates that was offset in the Parent Company financial statements.  The transaction in the amount of $0.31 million involved the transfer of assets that were valued at less than the carrying value of the assets on the affiliate.  Due to the assets remaining in the Company and for the purposes initially intended the loss was offset at the parent level.  In 2012, the net effect of this transaction was a reduction in income of $0.14 million.

Condensed Statements of Cash Flows

	2012	2011
($ in thousands)
Operating Activities
Net income	$4,956	$1,357
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries	(2,136)	(1,261)
Expense of stock option plan	51	88
Other assets	560	(49)
Other liabilities	(2,625)	1,184

Net cash provided by operating activities	806	1,319

Investing Activities
Increase in Notes Receivable	2,000	-
Investment in Subsidiary	(2,613)	-
Net cash used in investing activities	(613)	-

Financing Activities
Repayment of NotesPayable	(750)	(200)

Net cash used in financing activities	(750)	(200)

Net Change in Cash and Cash Equivalents	(557)	1,119

Cash and Cash Equivalents at Beginning of Year	1,158	39

Cash and Cash Equivalents at End of Year	$601	$1,158